UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
July 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 97.4%
	Shares	Value
CONSUMER DISCRETIONARY — 12.5%
Arctic Cat*	242,800	$3,790,108
Ascena Retail Group*	826,594	6,720,209
Black Diamond*	170,543	717,986
Crocs*	328,375	3,720,489
DSW, Cl A	221,000	5,361,460
Finish Line, Cl A	271,634	5,902,607
Group 1 Automotive	120,082	7,483,510
Haverty Furniture	169,300	3,120,199
Hillenbrand	123,461	3,993,963
Malibu Boats, Cl A*	124,600	1,699,544
MDC Holdings	294,071	7,739,949
Orbotech*	304,460	8,686,244
Red Robin Gourmet Burgers*	158,100	7,645,716
Rush Enterprises, Cl A*	194,000	4,458,120
Tetra Tech	261,700	8,617,781
TRI Pointe Group*	719,150	9,672,567
Winnebago Industries	383,000	9,100,080

		98,430,532

CONSUMER STAPLES — 0.8%
Snyder’s-Lance	183,232	6,277,528

ENERGY — 1.8%
Carrizo Oil & Gas*	119,405	3,916,484
Matrix Service*	373,630	6,191,049
SAExploration Holdings*	2,358	25,941
Whiting Petroleum*	586,800	4,324,716

		14,458,190

FINANCIAL SERVICES — 30.4%
Ameris Bancorp	326,991	10,843,021
Argo Group International Holdings	150,645	7,816,969
BNC Bancorp	201,814	4,896,008
Boston Private Financial Holdings	473,220	5,735,426
Brandywine Realty Trust†	561,348	9,469,941
Bryn Mawr Bank	284,539	8,345,529
CatchMark Timber Trust, Cl A†	557,000	6,745,270
ConnectOne Bancorp	431,700	7,300,047
DuPont Fabros Technology†	173,389	8,293,196
Eagle Bancorp*	74,809	3,856,404
Empire State Realty Trust, Cl A†	408,375	8,571,791
Enterprise Financial Services	228,674	6,576,664
First Industrial Realty Trust†	371,900	10,959,893
First Merchants	200,143	5,243,747
FNB	570,141	6,813,185
Hanmi Financial	403,698	9,898,675
Healthcare Realty Trust†	211,229	7,638,041
Heritage Financial	466,665	8,147,971
HomeStreet*	334,491	7,459,149

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
July 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIAL SERVICES — continued
HomeTrust Bancshares*	340,156	$6,252,067
Kite Realty Group Trust†	318,743	9,692,974
Navigators Group	84,821	7,945,183
Pebblebrook Hotel Trust†	303,977	9,012,918
QTS Realty Trust, Cl A†	105,300	6,028,425
Selective Insurance Group	121,403	4,754,142
South State	119,775	8,732,795
Southwest Bancorp	371,800	7,220,356
Sterling Bancorp	541,800	9,151,002
Stonegate Bank	178,079	5,643,324
Texas Capital Bancshares*	88,062	4,274,529
TriCo Bancshares	276,637	7,198,095
Yadkin Financial	366,400	9,229,616

		239,746,353

HEALTH CARE — 1.8%
Bio-Rad Laboratories, Cl A*	39,937	5,794,459
CONMED	155,070	6,302,045
Meridian Bioscience	108,607	2,102,631
PharMerica*	4,360	115,802

		14,314,937

INDUSTRIALS — 14.2%
Alamo Group	143,218	9,614,225
CIRCOR International	67,900	3,866,226
Essendant	189,913	3,805,857
Federal Signal	496,900	6,534,235
Greif, Cl A	202,600	8,130,338
ICF International*	209,550	8,671,179
Kforce	345,318	6,167,380
Knight Transportation	181,809	5,423,362
Knowles*	615,200	8,268,288
Lydall*	183,896	8,216,473
Matson	227,500	8,501,675
McDermott International*	2,077,795	10,762,978
Mueller Water Products, Cl A	766,700	9,093,062
MYR Group*	282,572	6,971,051
SP Plus*	316,271	7,599,992

		111,626,321

INFORMATION TECHNOLOGY — 4.5%
Acxiom*	285,100	6,543,045
Electro Scientific Industries*	722,863	4,893,782
NetScout Systems*	237,300	6,639,654
Novanta*	488,583	7,675,639
Perficient*	444,500	9,876,790

		35,628,910

MATERIALS — 1.6%
Kaiser Aluminum	70,400	5,832,640

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
July 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
US Concrete*	101,900	$6,572,550

		12,405,190

MATERIALS & PROCESSING — 9.2%
Belden CDT	113,672	8,321,927
Brady, Cl A	320,334	10,295,535
Carpenter Technology	103,299	4,054,486
Haynes International	160,200	6,084,396
HB Fuller	151,437	7,050,907
Innophos Holdings	204,268	8,795,780
Materion	216,850	5,727,008
OMNOVA Solutions*	640,244	6,063,110
Quanex Building Products	339,978	6,796,160
Rogers*	141,869	9,709,515

		72,898,824

PRODUCER DURABLES — 11.8%
Actuant, Cl A	212,243	5,040,771
Albany International, Cl A	184,315	7,802,054
Allegiant Travel, Cl A	39,911	5,179,250
CBIZ*	518,311	5,602,942
Compass Diversified Holdings (A)	470,055	8,000,336
ESCO Technologies	209,941	8,891,002
Granite Construction	153,230	7,627,789
Heartland Express	410,653	7,605,294
Kaman	172,446	7,442,769
Marten Transport	278,456	6,028,572
Methode Electronics	289,854	10,153,586
Regal Beloit	128,156	7,818,798
Triumph Group	198,543	6,121,081

		93,314,244

TECHNOLOGY — 5.2%
Fabrinet*	170,078	6,422,145
FormFactor*	901,355	8,427,669
Integrated Device Technology*	408,359	8,979,815
IXYS	623,900	6,825,466
ON Semiconductor*	187,234	1,877,957
Plexus*	178,136	8,183,568

		40,716,620

UTILITIES — 3.6%
IDACORP	123,747	10,004,945
NorthWestern	151,475	9,200,592
Spire	136,050	9,441,870

		28,647,407

TOTAL COMMON STOCK
(Cost $654,319,063)		768,465,056

THE ADVISORS’ INNER CIRCLE FUND	ICM SMALL COMPANY
PORTFOLIO
July 31, 2016
(Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 2.2%
Dreyfus Treasury Prime Cash Management, Cl A 0.180%, (B) (Cost $17,331,017)	17,331,017	$17,331,017

TOTAL INVESTMENTS — 99.6% (Cost $671,650,080)‡		$785,796,073

Percentages are based on Net Assets of $789,167,356.
*	Non-income producing security.
†	Real Estate Investment Trust.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)	Security considered to be a Master Limited Partnership. The total value of such security as of July 31, 2016 was $8,000,336 or 1.01% of Net Assets.
(B)	The rate shown is the 7-day effective yield as of July 31, 2016.
‡	At July 31, 2016, the tax basis cost of the Portfolio’s investments was $671,650,080, and the unrealized appreciation and depreciation were $157,759,400 and $(43,613,407), respectively

Cl — Class

As of July 31, 2016, all of the Portfolio’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

ICM-QH-001-2500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016